Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
	May 31, 2018	May 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	$ 385,695	$ 197,590
Common Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	153,294	36,406
Redeemable Preferred Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments		153,698
Redeemable Preferred Stock and Convertible Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	224,065
Assets Management Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	8,336	7,486
Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	153,294	36,406
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Common Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	153,294	36,406
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	98,504	38,155
Significant Other Observable Inputs Level 2 [Member] | Redeemable Preferred Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments		30,669
Significant Other Observable Inputs Level 2 [Member] | Redeemable Preferred Stock and Convertible Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	90,168
Significant Other Observable Inputs Level 2 [Member] | Assets Management Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	8,336	7,486
Significant Other Observable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	133,897	123,029
Significant Other Observable Inputs Level 3 [Member] | Redeemable Preferred Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments		$ 123,029
Significant Other Observable Inputs Level 3 [Member] | Redeemable Preferred Stock and Convertible Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	$ 133,897